Risk Report - Credit Risk Management - IFRS 9 3 Development of Overlays - Parenthetical information (Detail: Text Values)) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
CRM IFRS 9 Development of overlays [Abstract]
The total overlays recorded by the Group leading to allownce for credit loss	€ 124	€ 84